Reconciliation of Movement in Net Borrowings - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	6 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Bonds issued		£ 1,136			€ 1,275
Repayment of bonds		£ 948	$ 1,250
Percentage of ownership interest in subsidiaries	100.00%	100.00%	100.00%
European debt issuance programme [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Bonds issued	£ 1,754			€ 2,000